NPL Extract Short

Run Date - 9/10/2018 10:02:55 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loans Id	Loan Data 1	Loan Data 2	Last Name	Current Loan Status	Performing Under	Status Date	First Payment Default	Last Payment Received Date	Reason for Delinquency	Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	First Vacancy Date	Property Type (NPL)	Property Condition	Next Due Date	Collection Comments In File	Incomplete Collection Comments Note	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Missing Pay History 1 Start Date	Missing Pay History 1 End Date	Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Last Borrower Contact Date	Servicer Contact Attempts	Evidence Of Skip Tracing	Last Skip Trace Date	Skip Trace Results	Borrower Contact Comments	No Borrower Contact Evident	Willingness To Repay	Ability To Repay	Delinquency Prognosis	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Loss Mitigation Activity - Forbearance	Loss Mitigation Activity - Short Sale	Loss Mitigation Activity - Deed in Lieu	Loss Mitigation Activity - HAMP	Foreclosure in File	Bankruptcy In File	Active SCRA	Evidence Of Litigation	Fraud Indicated	Deceased Borrower(s)	Property Damaged	Property Listed	Property Under Contract	Reo Noted	Eviction Requested	Title Issue	Updated Bpo In File	Delinquent Taxes	Programs/Options Discussed With Borrower	Program/Option	Most Recent Date Options Discussed	Borrower Reject Options	Borrower's Intention	Modification	Mod Date	Mod Original Interest Rate	Mod Maturity Date	# of Modifications Completed	Mod Status	Mod Denied Reason	Mod Type Description	Mod Principal Balance	Mod Payment Frequency	Mod Original Term	Mod Amount Capitalized	Mod Deferred Balance incl PRA	Mod Interest Deferred	Mod Principal Forgiven	Mod Months Extended	Mod Comments	Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Forbearance Monthly Plan Amount	Forbearance Due Date	Forbearance Total Months for Plan	Forbearance Comments	Deed In Lieu Status	Deed In Lieu Comments	Short Sale Status	Short Sale Date Offered	Short Sale Contract Received	Short Sale Contract Date	Short Sale Amount Offered	Short Sale Estimated Closing Date	Short Sale Comments	HAMP Solicited	HAMP Comments	Current Foreclosure Status	Foreclosure Delay/Obstruction Start Date	Foreclosure Reason For Delay/Obstruction	Foreclosure - Reason For Delay Obstruction - Other	Foreclosure Issues with Proof Of Standing	Foreclosure Last Step Completed	Foreclosure Last Step Date	Projected Foreclosure Step	Foreclosure Projected Step Date	Foreclosure Attorney	Foreclosure Attorney Phone	Foreclosure Referral to Attorney Date	Foreclosure First Legal Date	Scheduled Foreclosure Sale Date	Foreclosure Sale Date	Foreclosure Contested?	Foreclosure - Is Borrower Represented by an Attorney	Foreclosure Comments	Current Bankruptcy Status	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Attorney	Bankruptcy Attorney Phone	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Bankruptcy Motion for Relief Filed?	Bankruptcy Evidence of Reaffirmation?	Bankruptcy Prior Bankruptcy Resolution Date	Bankruptcy Comments	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Litigation Type	Litigation Summary	Fraud Type	Investigation Resolved?	Fraud Resolution Summary	Fraud - Possible Misrepresentation?	Fraud Comments	Trustee Of Property Noted?	Trustee Intention of Property	Damage Noted	Damage Type	Repair Status	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	Current REO Status	REO Listed Price	REO Listed Date	REO Delay?	REO Delay Reason	REO Investor Property Intention	Listing Date	Listing Amount	Listing Agent	Listing Agent Phone	Listing Comments	Contract Executed?	Contract Execution Date	Closing Scheduled?	Closing Scheduled Date	Contract Amount	Contract Comments	Eviction Start Date	Eviction Contested	Eviction Contested Start Date	Eviction Completion Date	Title Claim Status	Title Claim Filed Date	Title Issue Resolution Date	Title Issue Resolution Description	Title Company	Title Issue Comments	BPO - Appraised Value	Delinquent Taxes - Delinquency Amount	Delinquent Taxes - Delinquency Due Date	Delinquent Taxes - Comments	Auto Comments	Supplemental Comments	Loan Grade	Loan Grade Comments
201235250	Bankruptcy	11/30/2016	UTD	Bankruptcy	1	01/13/2017	Occupied-UTD	UTD	UTD	Yes	N/A	06/30/2016	Contact attempts - however unable to contact borrower	Borrower advised of HAMP Streamline offer and the payment due dates. First Forbearance payment due 08/01/2016, for $709.77. Representative advised the monthly Escrow payment of $197.04. Escrow Balance at the time of the call was ($-1972.45). Borrower made payment for $789.77, including a processing fee of $19.50.	No	Poor	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	06/30/2016	No	Retention	No	Completed	Formal (Written)	08/01/2016	10/01/2016	$699.97	12/01/2016	3	Borrower made all required Trial Payments for Streamline MOD. Waiting for Borrower to return HAMP Affidavit before MOD is booked.	Delinquent Under Plan	Chapter 13	XXX	XXX	Yes	XXX	XXX	2.31	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2016. Borrower advised of HAMP Streamline offer and the payment due dates. First Forbearance payment due 08/01/2016, for $709.77. Representative advised the monthly Escrow payment of $197.04. Escrow Balance at the time of the call was ($-1972.45). Borrower made payment for $789.77, including a processing fee of $19.50.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XXX. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is delinquent under plan. The proof of claim was filed XXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201264941	Delinquent	11/30/2016	N/A	30	1	01/12/2017	Occupied-UTD	UTD	Good	Yes	N/A	10/31/2016	Contact attempts - however unable to contact borrower	Borrower made payment for $2515.68 on 10/31/2016. Borrower sent in application for assistance, however Borrower did not sign and date application. On 09/26/2016, an acknowledgement letter was sent to Borrower advising of the missing executed documents.	No	Fair	Fair	N/A	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	09/20/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2016. Borrower made payment for $2515.68 on 10/31/2016. Borrower sent in application for assistance, however Borrower did not sign and date application. On 09/26/2016, an acknowledgement letter was sent to Borrower advising of the missing executed documents.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201390737	Delinquent	12/31/2016	UTD	0	1	01/12/2017	Occupied-UTD	UTD	Good	Yes	N/A	08/12/2016	Ongoing dialogue with borrower	Borrower called in and was provided current amount due. Borrower wanted 2015 1098 details and was provided that. Borrower also advised of payment change due to escrow analysis.	No	Good	Fair	UTD	Good	Moderate	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2016. Borrower called in and was provided current amount due. Borrower wanted 2015 1098 details and was provided that. Borrower also advised of payment change due to escrow analysis.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201618374	Delinquent	02/28/2017	Excessive Obligations	60	1	03/14/2017	Vacant	04/15/2015	Single Family Detached	Poor	Yes	N/A	08/27/2016	Contact attempts - however unable to contact borrower	The borrower called in to make a payment and advised of default reasons. The servicer provided modification options and the borrower stated they will get the package off the website.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/27/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2016. The borrower called in to make a payment and advised of default reasons. The servicer provided modification options and the borrower stated they will get the package off the website.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is poor. The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201618520	Delinquent	02/28/2017	UTD	60	1	02/28/2017	Owner Occupied	Single Family Attached	UTD	Yes	N/A	12/29/2016	Contact attempts - however unable to contact borrower	Outbound call made to borrower. Borrower stated busy will call back.	No	Fair	Fair	UTD	Fair	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2016. Outbound call made to borrower. Borrower stated busy will call back.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Loan is only behind one payment. Borrower always makes payment when loan falls behind 2 payments.	Loan is only behind one payment. Borrower always makes payment when loan falls behind 2 payments.
201618783	Delinquent	02/28/2017	Excessive Obligations	120+	1	03/09/2017	Occupied-UTD	Townhouse	Good	Yes	N/A	02/10/2017	Contact attempts - however unable to contact borrower	The borrower called in and requested a request for mortgage assistance package sent out to them.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2017. The borrower called in and requested a request for mortgage assistance package sent out to them.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201707420	Delinquent	03/31/2017	UTD	60	1	04/17/2017	Occupied-UTD	Single Family Attached	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Completed	Monthly	Modified by prior servicer.	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. Modified by prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201926970	Foreclosure	04/30/2017	UTD	Foreclosure	1	05/24/2017	Owner Occupied	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	XXX	3.000%	XXX	1	Denied	defaulted on trial plan	Hamp streamline modification	XXX	Monthly	Active	No	Publication	XXX	Sale	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided. The foreclosure is active and no evidence of holds, delays, or obstructions. The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification. The denial reason is stated as defaulted on trial plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
201926999	Delinquent	04/30/2017	UTD	60	1	04/30/2017	Owner Occupied	UTD	Good	Yes	N/A	04/10/2017	Contact attempts - however unable to contact borrower	Borrower called in to inquire about account. Borrower will make a payment after the 20th of the month when funds come in.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	03/02/2017	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2017. Borrower called in to inquire about account. Borrower will make a payment after the 20th of the month when funds come in.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201927041	Bankruptcy	04/30/2017	Death of Mortgagor	Bankruptcy	1	05/24/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	Fair	Permanent	Fair	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	Yes	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	XXX	Yes	No	No	There is no date of filing for Proof of Claim, however comments reference Claim # 13.	UTD	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. There is no date of filing for Proof of Claim, however comments reference Claim # 13.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Noted on XXX Federally Declared Disaster Loan started XXX and end date of XXX No reference of any property damage. - Noted on 07/27/2016 a a reference to the current insured being deceased, however no other reference regarding borrower being deceased.	Noted on 02/06/2017 Federally Declared Disaster Loan started XXX and end date of XXX No reference of any property damage. - Noted on 07/27/2016 a a reference to the current insured being deceased, however no other reference regarding borrower being deceased.
201927061	Delinquent	04/30/2017	UTD	60	1	05/22/2017	Occupied-UTD	UTD	Good	Yes	N/A	Contact attempts - however unable to contact borrower	Yes	11/29/2016	Unsuccessful	Yes	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Denied	12/012016 The loan was reinstated and no longer appears to need a modification	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification. The denial reason is stated as 12/012016 The loan was reinstated and no longer appears to need a modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201927109	Delinquent	04/30/2017	UTD	60	1	05/30/2017	Occupied-UTD	UTD	Average	Yes	N/A	02/18/2017	Contact attempts - however unable to contact borrower	Authorized third party called to confirm bank account and aba number to wire a payment.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2017. Authorized third party called to confirm bank account and aba number to wire a payment.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
201927124	Delinquent	04/30/2017	UTD	120+	1	06/07/2017	Occupied-UTD	UTD	Good	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Approved	XXX final modification has been approved waiting for borrower to return the documents.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed. 02/14/2017 final modification has been approved waiting for borrower to return the documents.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
201972892	Delinquent	05/31/2017	UTD	60	1	05/25/2017	UTD	UTD	UTD	Incomplete	06/01/2016	03/16/2017	N/A	Not attempting to contact the borrower	Yes	05/09/2017	Unsuccessful	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																																ADDITIONAL INFORMATION: No contact with borrower, no issues noted, other than delinquency.	No contact with borrower, no issues noted, other than delinquency.
202093848	Bankruptcy	06/30/2017	UTD	Bankruptcy	1	07/19/2017	Occupied-UTD	UTD	UTD	Yes	N/A	06/27/2017	Ongoing dialogue with borrower	Borrower called in to discuss an escrow transaction for insurance. Appears their was an over payment by mortgage company and refund was placed to escrow. Borrower wanted to know why it was in escrow and stated she will call insurance company to see why she was told this and to try to get the insurance to not be included in escrow.	No	Good	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	XXX	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2017. Borrower called in to discuss an escrow transaction for insurance. Appears their was an over payment by mortgage company and refund was placed to escrow. Borrower wanted to know why it was in escrow and stated she will call insurance company to see why she was told this and to try to get the insurance to not be included in escrow.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XXX The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202093898	Delinquent	06/30/2017	Curtailment of Income	60	1	07/21/2017	Occupied-UTD	UTD	UTD	Yes	N/A	05/04/2017	Contact attempts - however unable to contact borrower	Borrower called in to make a payment and stated their reason for default was a change in jobs and trying to catch up on bills.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2017. Borrower called in to make a payment and stated their reason for default was a change in jobs and trying to catch up on bills.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202094004	Delinquent	06/30/2017	UTD	30	1	06/30/2017	UTD	UTD	UTD	Yes	N/A	06/14/2017	Ongoing dialogue with borrower	Borrower sent email regarding end of the year statement.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2017. Borrower sent email regarding end of the year statement.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202094030	Performing	Regular Payments	06/30/2017	N/A	0	1	06/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
202094122	Bankruptcy	06/30/2017	UTD	Bankruptcy	1	06/12/2017	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	Poor - Intervention Required	UTD	Fair	Strong	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202094175	Delinquent	06/30/2017	Unable to Contact Borrower	120+	1	06/16/2017	Owner Occupied	UTD	Good	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
202094187	Delinquent	06/30/2017	Illness - Mortgagor	60	1	06/16/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	05/26/2017	Ongoing dialogue with borrower	Agent spoke to borrower on 05/26/2017 and was advised the reason for default is illness of the borrower and death to a family member. Loss mitigation assistance was declined and the borrower stated they would catch up in June.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/26/2017	Yes	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2017. Agent spoke to borrower on 05/26/2017 and was advised the reason for default is illness of the borrower and death to a family member. Loss mitigation assistance was declined and the borrower stated they would catch up in June.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
202149317	Delinquent	06/30/2017	Other	60	1	06/29/2017	UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	Yes	06/06/2017	Unsuccessful	Yes	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Completed	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																																ADDITIONAL INFORMATION: RFD: Because of husbands job	RFD: Because of husbands job
202149330	Delinquent	06/30/2017	Curtailment of Income	90	1	06/30/2017	Occupied-UTD	UTD	UTD	Yes	N/A	06/14/2017	Ongoing dialogue with borrower	Spoke to the borrower who stated they will be making a payment via XXX. The borrower stated the delay in payment was due to issues with western union	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2017. Spoke to the borrower who stated they will be making a payment XXX. The borrower stated the delay in payment was due to issues with western union
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																																ADDITIONAL INFORMATION: No valid keywords	No valid keywords
202149502	Bankruptcy	06/30/2017	UTD	Bankruptcy	1	06/19/2017	Occupied-UTD	Single Family Detached	Average	Yes	N/A	Not attempting to contact the borrower	No	Yes	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	XXX	XXX	Yes	XXX	XXX	6158.04	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XXX The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XXX
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
202268729	Delinquent	07/31/2017	Curtailment of Income	60	1	06/30/2017	Owner Occupied	UTD	UTD	Yes	N/A	06/30/2017	Ongoing dialogue with borrower	The borrower made a payment in the amount of $634.75 and cited the reason for default as financial hardship due to self employment. The borrower promised to bring the account current by the end of July and confirmed owner occupancy.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017. The borrower made a payment in the amount of $634.75 and cited the reason for default as financial hardship due to self employment. The borrower promised to bring the account current by the end of July and confirmed owner occupancy.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202268812	Delinquent	07/31/2017	UTD	60	1	08/13/2017	Occupied-UTD	UTD	Excellent	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Yes	04/1/32017 HAMP solicitation sent to the borrower	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is excellent. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202269299	Bankruptcy	07/31/2017	UTD	Bankruptcy	1	08/14/2017	UTD	UTD	UTD	Yes	N/A	04/20/2017	Not attempting to contact the borrower	Talk to borrower. Verified Occupied; borrower 1 called in, stated returning call. Advised courtesy call, modification denied. Borrower 1 inquiring on account status. Advised system reflects Post Petition Date 10/01/2016 and Post Payment amount $1151.62.	No	Fair	Poor - Intervention Required	UTD	Fair	Strong	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/20/2017	No	Retention	No	Filed/Under Plan	Chapter 13	XXX	XXX	XXX	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2017. Talk to borrower. Verified Occupied; borrower 1 called in, stated returning call. Advised courtesy call, modification denied. Borrower 1 inquiring on account status. Advised system reflects Post Petition Date 10/01/2016 and Post Payment amount $1151.62.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XXX. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is filed/under plan.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202269300	Delinquent	07/31/2017	Curtailment of Income	120+	1	08/15/2017	Owner Occupied	UTD	UTD	Yes	N/A	06/07/2017	Ongoing dialogue with borrower	The borrower requested on 01/13/2017 to have the loan setup on a six month to a year repayment plan. The servicer advised the term was too long and would not be approved. The borrower called on 06/07/2017 to obtain a copy of their 1098 form for 2016. The servicer discussed a reinstatement as well as loss mitigation options during the conversation. The borrower indicated they were unsure of the reason for the delinquency; however, they were no longer experiencing a hardship and would be able to make payments going forward.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	01/13/2017	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017. The borrower requested on 01/13/2017 to have the loan setup on a six month to a year repayment plan. The servicer advised the term was too long and would not be approved. The borrower called on 06/07/2017 to obtain a copy of their 1098 form for 2016. The servicer discussed a reinstatement as well as loss mitigation options during the conversation. The borrower indicated they were unsure of the reason for the delinquency; however, they were no longer experiencing a hardship and would be able to make payments going forward.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																																																																																																																																ADDITIONAL INFORMATION: No keywords were located.	No keywords were located.
202269307	Bankruptcy	07/31/2017	UTD	Bankruptcy	1	08/10/2017	Owner Occupied	UTD	UTD	Yes	N/A	07/31/2017	Ongoing dialogue with borrower	The borrower called in to make a payment for $1,426.83 for 08/02/2017. There was no fee charged and the borrower was provided with the confirmation number.	No	Fair	Fair	UTD	Fair	Strong	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	XXX	No	No	No	Commentary does not give specifics to the Bankruptcy.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2017. The borrower called in to make a payment for $1,426.83 for 08/02/2017. There was no fee charged and the borrower was provided with the confirmation number.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. Commentary does not give specifics to the Bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Mortgage insurance was noted as cancelled on 02/09/2017.	Mortgage insurance was noted as cancelled on 02/09/2017.
202269313	Delinquent	07/31/2017	UTD	60	1	08/14/2017	UTD	UTD	UTD	Yes	N/A	05/17/2017	Contact attempts - however unable to contact borrower	The borrower called and requested a copy of the 1098 for 2016.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2017. The borrower called and requested a copy of the 1098 for 2016.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
202269464	Delinquent	07/31/2017	Illness - Mortgagor	60	1	06/20/2017	Owner Occupied	UTD	UTD	Incomplete	06/21/2017	07/31/2017	N/A	06/09/2017	Ongoing dialogue with borrower	The borrower verified their information and scheduled a payment of $493.52 for 06/15/2017 via speed pay.	No	Fair	Fair	Temporary	Poor	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2017. The borrower verified their information and scheduled a payment of $493.52 for 06/15/2017 via speed pay.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
203035572	Delinquent	12/29/2017	Excessive Obligations	30	1	02/09/2018	UTD	UTD	Yes	N/A	12/07/2017	Contact attempts - however unable to contact borrower	Commentary states borrower called in to make a payment on the account	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/07/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017. Commentary states borrower called in to make a payment on the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Keyword Search completed - No True Hits	Keyword Search completed - No True Hits
203035602	Delinquent	12/29/2017	Illness - Mortgagor	30	1	02/18/2018	Occupied-UTD	UTD	Yes	N/A	12/06/2017	Ongoing dialogue with borrower	At last contact, the borrower promised to pay $669.73 online on 12/7/217.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/06/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017. At last contact, the borrower promised to pay $669.73 online on 12/7/217.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Reviewed keywords - no hits.	Reviewed keywords - no hits.
203056172	Delinquent	01/31/2018	UTD	60	1	03/08/2018	Owner Occupied	Good	Yes	N/A	01/30/2018	Ongoing dialogue with borrower	The servicer informed the borrower on 01/30/2018 that the loan maturity date is XXX and the current principal balance is XXX	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018. The servicer informed the borrower on 01/30/2018 that the loan maturity date is XXX and the current principal balance is XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
203056174	Delinquent	01/31/2018	UTD	60	1	03/09/2018	Occupied-UTD	Average	Yes	N/A	09/28/2017	Contact attempts - however unable to contact borrower	XXX called in to check if servicer received the payment. The servicer advised that they did in the amount of 368.89 for 09/26/2017.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2017. XXX called in to check if servicer received the payment. The servicer advised that they did in the amount of 368.89 for 09/26/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
203059009	Delinquent	01/31/2018	UTD	30	1	03/08/2018	Owner Occupied	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Keyword search - no true hits.	Keyword search - no true hits.
203256944	Delinquent	02/28/2018	UTD	30	1	02/24/2018	Owner Occupied	UTD	Yes	N/A	12/09/2017	Ongoing dialogue with borrower	A comment dated 12/09/2017 states the borrower made contact to enter into a payment agreement.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	XXX	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2017. A comment dated 12/09/2017 states the borrower made contact to enter into a payment agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
203256945	Delinquent	02/28/2018	UTD	30	1	02/14/2018	Owner Occupied	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
203289299	Delinquent	02/28/2018	UTD	30	1	02/14/2018	Owner Occupied	UTD	Yes	N/A	02/06/2018	Contact attempts - however unable to contact borrower	Servicer has been attempting to contact borrower, however borrower is not answering calls. Skip tracing is being performed. RFD, etc. could not be determined as a result.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018. Servicer has been attempting to contact borrower, however borrower is not answering calls. Skip tracing is being performed. RFD, etc. could not be determined as a result.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
203549333	Delinquent	03/31/2018	UTD	30	1	04/05/2018	Tenant Occupied	UTD	Yes	N/A	04/18/2017	Contact attempts - however unable to contact borrower	Talk to borrower and borrower wanted to get 1098 info over the phone.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2017. Talk to borrower and borrower wanted to get 1098 info over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
203879054	Performing	03/31/2018	N/A	0	1	04/03/2018	Owner Occupied	UTD	Yes	N/A	02/22/2018	Ongoing dialogue with borrower	Borrower called to get amount needed for reinstatement, was provided $3546.03 and advised of wiring instructions. Borrower advised wife is very ill, this is the reason for default.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/09/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018. Borrower called to get amount needed for reinstatement, was provided $3546.03 and advised of wiring instructions. Borrower advised wife is very ill, this is the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A